CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Convertible preferred stock, par value	$ 0.0001	$ 0.0001
Convertible preferred stock, shares authorized	12,658,321	13,191,776
Convertible preferred stock, shares issued	12,658,312	9,419,740
Convertible preferred stock, shares outstanding	12,658,312	9,419,740
Convertible preferred stock, liquidation preference	$ 171,347,526	$ 49,028,024
Common stock, par value	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized	17,800,000	17,800,000
Common stock, shares issued	3,038,093	2,148,210
Common stock, shares outstanding	3,016,442	2,148,210
TreasuryStockShares	21,651	0